Organization and Principal Activities (Narrative) (Details) - Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Schedule of Equity Method Investments [Line Items]
Variable Interest Entities Contribution Percentage Sales Revenue Net	2.69%	4.88%
Variable Interest Entities Contribution Percentage Assets	3.63%	4.32%